Warrants and warrant liability - Disclosure of outstanding warrants to acquire common shares of the Company (Detail)	Dec. 31, 2024 $ / shares shares
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants | shares	358,188
Exercise price | $ / shares	$ 8.33
November 27, 202 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants | shares	258,188	[1]
Exercise price | $ / shares	$ 4	[1]
November 26, 2026 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants | shares	100,000
Exercise price | $ / shares	$ 19.5

[1]	On September 11, 2009, the Company issued 286,875 broker warrants in connection with a private placement financing. These warrants are exercisable for up to twelve months from the date the Company begins trading on a public exchange which was November 27, 2024 when the Company began trading on the NYSE under the symbol “GRO”.